Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses	$ 14,268	$ 16,528
Preferred shares, par value
Preferred shares, shares authorized	200,000	200,000
Common stock, par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,455,881	8,455,881
Treasury stock, shares	747,964	747,964
Series A Preferred Stock [Member]
Preferred shares, liquidation preference	$ 1,000	$ 1,000
Preferred shares, shares issued	23,184	23,184
Series B Preferred Stock [Member]
Preferred shares, liquidation preference	$ 1,000	$ 1,000
Preferred shares, shares issued	25,000	25,000